Investment Securities (Details) $ in Thousands	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Number of securities in continuous unrealized loss position, less than 12 months | security	7	5
Number of securities in continuous unrealized loss position, greater than 12 months | security	3	3
Available for sale [Abstract]
Amortized cost	$ 45,436	$ 42,840
Gross unrealized gains	235	489
Gross unrealized losses	508	418
Other than temporary impairments in OCI	309	344
Fair value	44,854	42,567
Amortized Cost
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	500
Due after ten years	1,246
Residential mortgage-backed securities and collateralized mortgage obligations	43,690
Total available for sale	45,436
Fair Value
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	500
Due after ten years	948
Residential mortgage-backed securities and collateralized mortgage obligations	43,406
Total available for sale	44,854	42,567
Available for sale [Abstract]
Less Than 12 Months, Fair Value	17,519	19,191
Less Than 12 Months, Unrealized Losses	484	343
12 Months or Greater, Fair value	1,077	3,221
12 Months or Greater, Unrealized Losses	24	75
Total, Fair Value	18,596	22,412
Total, Unrealized Losses	508	418
Held to maturity [Abstract]
Amortized cost	2,224	2,181
Fair value	2,411	2,471
Amortized Cost
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	1,212
Due after ten years	1,012
Total held to maturity	2,224	2,181
Fair Value
Due within one year	0
Due after one year through five years	0
Due after five years through ten years	1,253
Due after ten years	1,158
Total held to maturity	2,411	2,471
Carrying value of securities pledged to secure public deposits	23,100	15,600
Corporate debt obligations
Available for sale [Abstract]
Amortized cost	1,000	1,000
Gross unrealized gains	11	31
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Fair value	1,011	1,031
Fair Value
Total available for sale	1,011	1,031
Residential mortgage-backed securities
Available for sale [Abstract]
Amortized cost	43,530	40,788
Gross unrealized gains	218	451
Gross unrealized losses	508	418
Other than temporary impairments in OCI	0	0
Fair value	43,240	40,821
Fair Value
Total available for sale	43,240	40,821
Available for sale [Abstract]
Less Than 12 Months, Fair Value	17,519	19,191
Less Than 12 Months, Unrealized Losses	484	343
12 Months or Greater, Fair value	1,077	3,221
12 Months or Greater, Unrealized Losses	24	75
Total, Fair Value	18,596	22,412
Total, Unrealized Losses	$ 508	418
Collateralized Debt Obligations [Abstract]
Number of securities issued | security	10
Collateralized mortgage obligations
Available for sale [Abstract]
Amortized cost	$ 160	246
Gross unrealized gains	6	7
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Fair value	166	253
Fair Value
Total available for sale	166	253
Collateralized debt obligations
Available for sale [Abstract]
Amortized cost	746	806
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Other than temporary impairments in OCI	309	344
Fair value	437	462
Fair Value
Total available for sale	437	462
States and political subdivisions
Held to maturity [Abstract]
Amortized cost	2,224	2,181
Gross unrealized gains	187	290
Gross unrealized losses	0	0
Other than temporary impairments in OCI	0	0
Fair value	2,411	2,471
Amortized Cost
Total held to maturity	2,224	2,181
Fair Value
Total held to maturity	$ 2,411	$ 2,471